DESCRIPTION OF THE PLAN (Tables)	12 Months Ended
Dec. 31, 2025
North America 401(k) Savings Plan
DESCRIPTION OF THE PLAN
Schedule of vesting of participant's interest in Company's matching contributions and earnings

Period of Service	Percentage Vested
Less than 1 year	0%
1 but less than 2 years	20%
2 but less than 3 years	40%
3 but less than 4 years	60%
4 but less than 5 years	80%
5 years or more	100%